UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23475

aLTSHARES TRUST

(exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

John S. Orrico

Water Island Capital, LLC

41 Madison Avenue

42nd Floor

New York, NY 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 855-955-1607

Date of fiscal year end:    May 31

Date of reporting period: November 30, 2021

Item 1.    Report to Shareholders.

AltShares Trust

ADVISED BY WATER ISLAND CAPITAL

AltShares Trust Semi-Annual Report

November 30, 2021

AltShares Merger Arbitrage ETF
(NYSE Arca, Inc. Symbol: ARB)

AltShares Event-Driven ETF
(NYSE Arca, Inc. Symbol: EVNT)

TABLE OF CONTENTS

AltShares Merger Arbitrage ETF
Portfolio Information	1
Portfolio of Investments	4
AltShares Event-Driven ETF
Portfolio Information	16
Portfolio of Investments	19
Statement of Assets and Liabilities	28
Statement of Operations	29
Statement of Changes in Net Assets	30
Financial Highlights
AltShares Merger Arbitrage ETF	32
AltShares Event-Driven ETF	33
Notes to Financial Statements	34
Disclosure of Fund Expenses	51
Additional Information	53

AltShares Merger Arbitrage ETF  Portfolio Information

November 30, 2021

Performance (annualized returns as of November 30, 2021)

Net asset value ("NAV") represents the value of each share's portion of the Fund's underlying net assets (including cash) at the end of the trading day. Market price represents the mid-point between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated (usually 4:00 pm Eastern time).

	One Year	Five Year	Ten Year	Since Inception
AltShares Merger Arbitrage ETF* NAV Returns	2.80%	N/A	N/A	4.35%
AltShares Merger Arbitrage ETF* Market Price Returns	3.00%	N/A	N/A	4.37%
Water Island Merger Arbitrage USD Hedged Index	3.68%	N/A	N/A	5.39%

* Fund inception: 5/7/2020.

Current performance may be lower or higher than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights. The performance data does not reflect the deduction of taxes that a shareholder would pay on dividends, capital gains distributions or redemption of Fund shares. You can obtain performance data current to the most recent month-end by calling 1-855-955-1607. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Total Annual Fund Operating Expense ratio for the Fund is 0.75%. The expense ratio is as stated in the current prospectus and may differ from the expense ratio disclosed in the financial highlights in this report.

The Water Island Merger Arbitrage USD Hedged Index ("Underlying Index") is comprised of securities of U.S. and foreign companies of any market capitalization, which may from time to time include small and medium capitalization companies.

An investor may not invest directly in an index.

Risks: Investments are subject to risk, including possible loss of principal. There can be no assurance that the Fund will achieve its investment objectives. The Fund is non-diversified and is expected to be concentrated in certain industries and sectors as the Underlying Index and may be more sensitive to market or other developments that significantly affect those industries.

The Fund uses investment techniques with risks that are different from those ordinarily associated with equity investments. Such risks include merger arbitrage risk (in that the proposed reorganizations in which the Fund invests maybe renegotiated or terminated, in which case the Fund may realize losses) and short sale risk (in that the Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls). Short sales by the Fund theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

The Fund may invest in derivatives (such as forwards, futures including foreign forward currency contracts, options and swaps), which may cause the Fund to be susceptible to credit risk and currency

Semi-Annual Report | November 30, 2021

AltShares Merger Arbitrage ETF  Portfolio Information (continued)

November 30, 2021

fluctuations. Derivatives may be more sensitive to changes in market conditions and may amplify the risk of loss for the Fund. The Fund may experience high portfolio turnover which could result in higher transaction costs and taxes.

Shares of the Fund may be bought or sold throughout the day at their market price on the exchange on which they are listed. The market price of fund shares may be at, above, or below their NAV and will fluctuate with changes in the NAV as well as with supply and demand in the market for the shares. The market price of fund shares may differ significantly from their NAV during periods of market volatility. Shares of the Fund may only be redeemed directly with the Fund at NAV by Authorized Participants, in large creation units. There can be no guarantee that an active trading market for fund shares will develop or be maintained or that their listing will continue or remain unchanged. Buying or selling fund shares on an exchange may require the payment of brokerage commissions and frequent trading may incur brokerage costs that detract significantly from investment returns.

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the shares of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio Information (continued)

November 30, 2021

Sector Weighting

The following chart shows the sector weightings of the AltShares Merger Arbitrage ETF's investments (including short sales and excluding derivatives) as of the report date.

Semi-Annual Report | November 30, 2021

AltShares Merger Arbitrage ETF  Portfolio of Investments

November 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.47%
Aerospace & Defense - 1.93%
Aerojet Rocketdyne Holdings, Inc.(a)	3,083	$129,609
Meggitt Plc(b)	2,277	22,337
Ultra Electronics Holdings Plc	387	15,883
		167,829
Auto Parts & Equipment - 3.44%
Hella GmbH & Co. KGaA	1,834	123,964
Veoneer, Inc.(b)	4,908	174,725
		298,689
Banks - 7.83%
1st Constitution Bancorp(a)	1,000	23,840
Atlantic Capital Bancshares, Inc.(a)(b)	1,668	46,604
CIT Group, Inc.(a)	2,332	114,408
Community Bankers Trust Corp.(a)	2,026	22,772
First Midwest Bancorp, Inc.	3,718	73,356
Flagstar Bancorp, Inc.(a)	3,907	181,832
Independent Bank Corp.	1	73
Reliant Bancorp, Inc.	1,180	39,259
TriState Capital Holdings, Inc.(b)	5,945	177,815
		679,959
Biotechnology - 4.12%
Dicerna Pharmaceuticals, Inc.(b)	5,807	220,724
Swedish Orphan Biovitrum AB(b)	5,604	136,938
		357,662
Chemicals - 7.38%
Atotech Ltd.(a)(b)	5,219	125,987
Ferro Corp.(a)(b)	4,352	91,914
Kraton Corp.(b)	3,996	184,056
Rogers Corp.(b)	874	238,270
		640,227
Commercial Services - 4.16%
GreenSky, Inc., Class A(a)(b)	11,223	127,269
IHS Markit Ltd.(a)	1,826	233,399
		360,668
Computers & Computer Services - 7.32%
Avast Plc(c)	24,749	199,398
Desktop Metal, Inc., Class A(b)	688	4,486
Equiniti Group Plc(b)(c)	5,142	12,296
McAfee Corp., Class A	8,893	229,884
PAE, Inc.(b)	19,049	188,966
		635,030

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.47% (Continued)
Construction Materials - 0.49%
Forterra, Inc.(b)	1,785	$42,465
Diversified Financial Services - 1.36%
Charles Stanley Group Plc	515	3,544
Marlin Business Services Corp.(a)	941	21,596
Sanne Group Plc	7,659	92,490
		117,630
Electric - 1.04%
PNM Resources, Inc.(a)	1,831	90,158
Electronics - 2.07%
Coherent, Inc.(a)(b)	693	179,439
Entertainment - 0.94%
Golden Nugget Online Gaming, Inc.(b)	6,543	81,591
Food - 2.19%
Sanderson Farms, Inc.	1,011	189,846
Healthcare - Products - 4.26%
Hill-Rom Holdings, Inc.(a)	1,515	235,582
Intersect ENT, Inc.(a)(b)	3,431	91,848
Soliton, Inc.(a)(b)	2,056	42,210
		369,640
Healthcare - Services - 4.35%
Magellan Health, Inc.(a)(b)	1,493	141,521
PPD, Inc.(a)(b)	5,006	235,783
		377,304
Home Furnishings - 1.53%
Casper Sleep, Inc.(b)	20,270	132,566
Insurance - 1.80%
American National Group, Inc.	456	86,298
Independence Holding Co.	529	29,889
State Auto Financial Corp.(a)	774	39,830
		156,017
Internet - 1.49%
Zix Corp.(b)	15,275	129,379
Machinery - Diversified - 1.54%
Welbilt, Inc.(b)	5,661	133,373
Media - 1.09%
Shaw Communications, Inc., Class B	3,276	94,886

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.47% (Continued)
Mining - 4.07%
Corvus Gold, Inc.(b)	13,090	$41,705
Golden Star Resources Ltd.(b)	25,057	93,964
Kirkland Lake Gold Ltd.	1,996	78,942
Neo Lithium Corp.(b)	27,665	138,601
		353,212
Miscellaneous Manufacturing - 1.10%
Raven Industries, Inc.(b)	1,644	95,352
Oil & Gas Services - 0.49%
FTS International, Inc., Class A(b)	1,616	42,565
Pipelines - 3.13%
Enable Midstream Partners LP(b)	11,398	81,382
Phillips 66 Partners LP(b)	5,531	190,487
		271,869
Real Estate - 0.04%
U & I Group Plc(b)	1,938	3,815
Real Estate Investment Trusts - 7.36%
Columbia Property Trust, Inc.(a)	7,511	144,211
Corepoint Lodging, Inc.(b)	5,651	87,195
CyrusOne, Inc.	2,546	226,645
GCP Student Living Plc	1,392	3,906
Monmouth Real Estate Investment Corp.	8,522	177,002
		638,959
Retail - 1.07%
Sportsman's Warehouse Holdings, Inc.(a)(b)	5,473	93,205
Savings & Loans - 2.38%
Investors Bancorp, Inc.(a)	8,501	126,580
Sterling Bancorp	3,206	79,541
		206,121
Semiconductors - 4.88%
DSP Group, Inc.(a)(b)	1,943	42,726
Xilinx, Inc.(a)	1,668	381,055
		423,781
Software - 5.14%
Change Healthcare, Inc.(a)(b)	8,411	170,575
Nuance Communications, Inc.(a)(b)	4,289	237,997
Sumo Group Plc(b)	5,864	37,785
		446,357

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.47% (Continued)
Telecommunications - 2.01%
NeoPhotonics Corp.(b)	11,359	$174,588
Transportation - 2.47%
Kansas City Southern(a)	736	214,066
TOTAL COMMON STOCKS (Cost $8,172,393)		8,198,248
PREFERRED STOCKS - 0.60%
Entertainment - 0.60%
1317774 B.C. Ltd.	1,014	51,992
TOTAL PREFERRED STOCKS (Cost $82,346)		51,992

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 0.13%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	0.026	%(d)	5,833	$5,833
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.063	%(d)	5,833	5,833
				11,666
TOTAL SHORT-TERM INVESTMENTS (Cost $11,666)				11,666
Total Investments - 95.20% (Cost $8,266,405)				8,261,906
Other Assets in Excess of Liabilities - 4.80%(e)				416,520
NET ASSETS - 100.00%				$8,678,426

Portfolio Footnotes

(a)  Security, or a portion of security, is being held as collateral for written option contracts or forward foreign currency exchange contracts. At November 30, 2021, the aggregate fair market value of those securities was $2,671,311, representing 30.78% of net assets.

(b)  Non-income-producing security.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2021, these securities had a total value of $211,694 or 2.44% of net assets.

(d)  Rate shown is the 7-day effective yield as of November 30, 2021.

(e)  Includes cash held as collateral for short sales and written option contracts.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	Agnico Eagle Mines Ltd.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	05/06/2022	$—	$—	$—	USD	78,883	$—
Morgan Stanley & Co./ Monthly	Advanced Micro Devices, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	455,314	—
Morgan Stanley & Co./ Monthly	Citizens Financial Group, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	119,357	—
Morgan Stanley & Co./ Monthly	Canadian Pacific Railway Ltd.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	74,302	—
Morgan Stanley & Co./ Monthly	DraftKings, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	82,505	—
Morgan Stanley & Co./ Monthly	Energy Transfer LP	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	82,482	—

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	First Citizen BancShares, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.330%)	05/06/2022	$—	$—	$—	USD	106,125	$—
Morgan Stanley & Co./ Monthly	Goldman Sachs Group, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	128,394	—
Morgan Stanley & Co./ Monthly	II-VI, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	39,394	—
Morgan Stanley & Co./ Monthly	Lakeland Bancorp, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	24,330	—
Morgan Stanley & Co./ Monthly	MKS Instruments, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	43,822	—
Morgan Stanley & Co./ Monthly	NortonLifeLock, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	18,538	—

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	New York Community Bancorp, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	05/06/2022	$—	$—	$—	USD	187,930	$—
Morgan Stanley & Co./ Monthly	Old National Bancorp	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	74,437	—
Morgan Stanley & Co./ Monthly	Penn National Gaming, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	51,947	—
Morgan Stanley & Co./ Monthly	Phillips 66	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	191,324	—
Morgan Stanley & Co./ Monthly	Raymond James Financial, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	146,059	—
Morgan Stanley & Co./ Monthly	S&P Global, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	236,980	—

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	South State Corp.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	05/06/2022	$—	$—	$—	USD	46,884	$—
Morgan Stanley & Co./ Monthly	United Bankshares, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	22,939	—
Morgan Stanley & Co./ Monthly	United Community Banks, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	39,787	—
Morgan Stanley & Co./ Monthly	Webster Financial Corp.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	79,919	—
Morgan Stanley & Co./ Monthly	Charles Stanley Group Plc	Paid 1 Month SONIA Plus 135 bps (1.396%)	07/08/2022	—	—	—	GBP	17,611	—
Morgan Stanley & Co./ Monthly	GCP Student Living Plc	Paid 1 Month SONIA Plus 94 bps (0.986%)	07/08/2022	—	—	—	GBP	29,745	—

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	Equiniti Group Plc	Paid 1 Month SONIA Plus 150 bps (1.546%)	07/08/2022	$—	$—	$—	GBP	19,183	$—
Morgan Stanley & Co./ Monthly	Meggitt Plc	Paid 1 Month SONIA Plus 90 bps (0.946%)	07/08/2022	—	—	—	GBP	120,044	—
Morgan Stanley & Co./ Monthly	Stock Spirits Group Plc	Paid 1 Month SONIA Plus 135 bps (1.396%)	07/08/2022	—	—	—	GBP	58,069	—
Morgan Stanley & Co./ Monthly	U & I Group Plc	Paid 1 Month SONIA Plus 254 bps (2.586%)	07/08/2022	—	—	—	GBP	29,061	—
Morgan Stanley & Co./ Monthly	Ultra Electronics Holdings Plc	Paid 1 Month SONIA Plus 90 bps (0.946%)	07/08/2022	—	—	—	GBP	88,383	—
						$—			$—

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	469,549	CAD	590,380	Morgan Stanley & Co.	12/15/2021	$7,340
EUR	11,920	USD	13,357	Morgan Stanley & Co.	12/15/2021	168
USD	439,687	EUR	374,840	Morgan Stanley & Co.	12/15/2021	14,393
USD	519,557	GBP	378,300	Morgan Stanley & Co.	12/15/2021	16,334
SEK	63,330	USD	6,984	Morgan Stanley & Co.	12/15/2021	43
USD	166,833	SEK	1,459,910	Morgan Stanley & Co.	12/15/2021	4,832
						$43,110
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	238,170	USD	189,002	Morgan Stanley & Co.	12/15/2021	$(2,539)
EUR	253,610	USD	296,217	Morgan Stanley & Co.	12/15/2021	(8,470)
GBP	223,100	USD	304,154	Morgan Stanley & Co.	12/15/2021	(7,382)
SEK	188,920	USD	21,527	Morgan Stanley & Co.	12/15/2021	(564)
USD	8,998	SEK	81,820	Morgan Stanley & Co.	12/15/2021	(81)
						$(19,036)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United Kingdom	6.35%
Canada	5.76%
Sweden	3.59%
Czech Republic	2.30%
Germany	1.43%
United States	75.77%
Other Assets in Excess of Liabilities	4.80%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

EUR - Euro

GBP - British pound

KGaA - Kommanditgesellschaft Auf Aktien is a German corporate designation that refers to a limited partnership.

LP - Limited Partnership

Ltd. - Limited

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

Plc - Public Limited Company

SEK - Swedish krona

SONIA - Sterling OverNight Index Average

S&P - Standard & Poor's

USD - United States Dollar

The following table summarizes AltShares Merger Arbitrage ETF's investments and derivative financial instruments categorized in the fair value hierarchy as of November 30, 2021:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$167,829	$—	$—	$167,829
Auto Parts & Equipment	298,689	—	—	298,689
Banks	679,959	—	—	679,959
Biotechnology	357,662	—	—	357,662
Chemicals	640,227	—	—	640,227
Commercial Services	360,668	—	—	360,668
Computers & Computer Services	635,030	—	—	635,030
Construction Materials	42,465	—	—	42,465
Diversified Financial Services	117,630	—	—	117,630
Electric	90,158	—	—	90,158
Electronics	179,439	—	—	179,439
Entertainment	81,591	—	—	81,591
Food	189,846	—	—	189,846
Healthcare - Products	369,640	—	—	369,640
Healthcare - Services	377,304	—	—	377,304
Home Furnishings	132,566	—	—	132,566
Insurance	156,017	—	—	156,017
Internet	129,379	—	—	129,379
Machinery - Diversified	133,373	—	—	133,373
Media	94,886	—	—	94,886
Mining	353,212	—	—	353,212
Miscellaneous Manufacturing	—	95,352	—	95,352
Oil & Gas Services	42,565	—	—	42,565
Pipelines	271,869	—	—	271,869
Real Estate	3,815	—	—	3,815
Real Estate Investment Trusts	638,959	—	—	638,959
Retail	93,205	—	—	93,205
Savings & Loans	206,121	—	—	206,121
Semiconductors	423,781	—	—	423,781
Software	446,357	—	—	446,357

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Telecommunications	$174,588	$—	$—	$174,588
Transportation	214,066	—	—	214,066
Preferred Stocks
Entertainment	—	51,992	—	51,992
Short-Term Investments	11,666	—	—	11,666
TOTAL	$8,114,562	$147,344	$—	$8,261,906
Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$43,110	$—	$43,110
Equity Swaps	0	—	—	0
Liabilities
Forward Foreign Currency Exchange Contracts	—	(19,036)	—	(19,036)
TOTAL	$—	$24,074	$—	$24,074

*  Refer to footnote 2 where leveling hierarchy is defined.

**  Other financial instruments are instruments such as equity swaps and forward foreign currency exchange contracts.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

AltShares Event-Driven ETF  Portfolio Information

November 30, 2021

Performance (annualized returns as of November 30, 2021)

Net asset value ("NAV") represents the value of each share's portion of the Fund's underlying net assets (including cash) at the end of the trading day. Market price represents the mid-point between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated (usually 4:00 pm Eastern time).

	One Year	Five Year	Ten Year	Since Inception
AltShares Event-Driven ETF NAV Returns	12.49%	8.77%	N/A	5.43%
AltShares Event-Driven ETF Market Price Returns	12.27%	8.73%	N/A	5.40%
ICE BofA 3Month Treasury Bill Index	0.05%	1.15%	N/A	0.88%
S&P 500®	27.92%	17.90%	N/A	14.23%

Current performance may be lower or higher than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights. The performance data does not reflect the deduction of taxes that a shareholder would pay on dividends, capital gains distributions or redemption of Fund shares. You can obtain performance data current to the most recent month-end by calling 1-855-955-1607. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Total Annual Fund Operating Expense ratio for the Fund is 1.25%. The expense ratio is as stated in the current prospectus and may differ from the expense ratio disclosed in the financial highlights in this report.

The ICE BofA U.S. 3-Month Treasury Bill Index (formerly named, ICE BofA Merrill Lynch U.S. 3-Month Treasury Bill Index) tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

The Standard and Poor's 500, or simply the S&P 500, is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the United States.

An investor may not invest directly in an index.

The Fund has adopted the performance history and assumed the financial information of its Predecessor Mutual Fund, the Water Island Long/Short Fund. The financial information shown is for the Predecessor Mutual Fund for the periods prior to September 20, 2021, the inception date of the Fund. (Note 1)

Risks: Investments are subject to risk, including possible loss of principal. There can be no assurance that the Fund will achieve its investment objectives. The Fund is non-diversified and is expected to be concentrated in certain industries and sectors as the Underlying Index and may be more sensitive to market or other developments that significantly affect those industries.

www.altsharesetfs.com | 1-855-955-1607

AltShares Event-Driven ETF  Portfolio Information (continued)

November 30, 2021

The Fund uses investment techniques with risks that are different from those ordinarily associated with equity investments. Such risks include merger arbitrage risk (in that the proposed reorganizations in which the Fund invests maybe renegotiated or terminated, in which case the Fund may realize losses) and short sale risk (in that the Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls). Short sales by the Fund theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

The Fund may invest in derivatives (such as forwards, futures including foreign forward currency contracts, options and swaps), which may cause the Fund to be susceptible to credit risk and currency fluctuations. Derivatives may be more sensitive to changes in market conditions and may amplify the risk of loss for the Fund. The Fund may experience high portfolio turnover which could result in higher transaction costs and taxes.

Shares of the Fund may be bought or sold throughout the day at their market price on the exchange on which they are listed. The market price of fund shares may be at, above, or below their NAV and will fluctuate with changes in the NAV as well as with supply and demand in the market for the shares. The market price of fund shares may differ significantly from their NAV during periods of market volatility. Shares of the Fund may only be redeemed directly with the Fund at NAV by Authorized Participants, in large creation units. There can be no guarantee that an active trading market for fund shares will develop or be maintained or that their listing will continue or remain unchanged. Buying or selling fund shares on an exchange may require the payment of brokerage commissions and frequent trading may incur brokerage costs that detract significantly from investment returns.

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the shares of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report | November 30, 2021

AltShares Event-Driven ETF  Portfolio Information (continued)

November 30, 2021

Sector Weighting

The following chart shows the sector weightings of the AltShares Event-Driven ETF's investments (including short sales and excluding derivatives) as of the report date.

* Concentration Risk: If a large percentage of mergers or event-driven investment opportunities taking place within the U.S. are within one industry over a given period of time, the Fund may invest a large portion of its assets in securities of issuers in a single industry for that period of time. During such a period of concentration, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

www.altsharesetfs.com | 1-855-955-1607

AltShares Event-Driven ETF  Portfolio of Investments

November 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.37%
Aerospace & Defense - 1.54%
Aerojet Rocketdyne Holdings, Inc.(a)	1,250	$52,550
Auto Parts & Equipment - 1.07%
Veoneer, Inc.(b)	1,020	36,312
Banks - 1.05%
TriState Capital Holdings, Inc.(b)	1,200	35,892
Biotechnology - 0.96%
Dicerna Pharmaceuticals, Inc.(b)	865	32,879
Chemicals - 4.56%
Ferro Corp.(a)(b)	1,500	31,680
Kraton Corp.(b)	800	36,848
Rogers Corp.(b)	318	86,693
		155,221
Commercial Services - 10.21%
Bakkt Holdings, Inc.(b)(c)	2,490	38,869
IHS Markit Ltd.(a)	1,750	223,685
Moneylion, Inc.(b)(c)	11,466	48,387
PayPal Holdings, Inc.(b)	200	36,978
		347,919
Electronics - 3.32%
Coherent, Inc.(a)(b)	437	113,153
Entertainment - 4.07%
Cineplex, Inc.(b)	15,100	138,535
Food - 2.16%
Sanderson Farms, Inc.(a)	304	57,085
Stryve Foods, Inc., Class A(b)(c)	4,198	16,372
		73,457
Healthcare - Products - 2.56%
Hill-Rom Holdings, Inc.(a)	560	87,080
Healthcare - Services - 6.60%
Magellan Health, Inc.(a)(b)	600	56,874
PPD, Inc.(a)(b)	3,500	164,850
UpHealth, Inc.(b)(c)	1,176	3,069
		224,793

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.37% (Continued)
Insurance - 9.75%
Athene Holding Ltd., Class A(b)	1,260	$103,219
Hartford Financial Services Group, Inc. (The)(a)	900	59,490
Willis Towers Watson Plc(a)	750	169,380
		332,089
Internet - 1.06%
Pinterest, Inc., Class A(b)	900	36,054
Machinery - Diversified - 1.46%
Welbilt, Inc.(a)(b)	2,104	49,570
Media - 1.71%
Discovery, Inc., Class A(a)(b)	2,500	58,175
Pharmaceuticals - 0.99%
Paratek Pharmaceuticals, Inc.(b)	8,000	33,760
Real Estate Investment Trusts - 6.57%
Columbia Property Trust, Inc.(a)	1,900	36,480
CoreSite Realty Corp.	389	66,538
CyrusOne, Inc.	685	60,979
Monmouth Real Estate Investment Corp.(a)	2,886	59,942
		223,939
Semiconductors - 12.97%
DSP Group, Inc.(a)(b)	1,600	35,184
Magnachip Semiconductor Corp.(a)(b)	1,000	18,080
Xilinx, Inc.(a)	1,700	388,365
		441,629
Software - 9.67%
Change Healthcare, Inc.(a)(b)	3,725	75,543
Five9, Inc.(a)(b)	600	85,398
Kaleyra, Inc.(b)	3,315	34,741
Nuance Communications, Inc.(a)(b)	2,409	133,676
		329,358
Telecommunications - 1.91%
NeoPhotonics Corp.(b)	2,298	35,320
Vonage Holdings Corp.(b)	1,445	29,796
		65,116

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.37% (Continued)
Transportation - 8.18%
Kansas City Southern(a)	900	$261,765
Teekay LNG Partners LP	1,001	16,947
		278,712
TOTAL COMMON STOCKS (Cost $3,076,360)		3,146,193

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 5.76%
Auto Manufacturers - 0.96%
Lightning eMotors, Inc.(d)	05/15/2024	7.500%	$39,000	$32,742
Healthcare - Services - 2.21%
UpHealth, Inc.(d)	06/15/2026	6.250%	87,000	75,299
Software - 2.59%
Kaleyra, Inc.(d)	06/01/2026	6.125%	87,000	88,205
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $212,721)				196,246

	Shares	Value
WARRANTS(b) - 0.15%
Auto Manufacturers - 0.14%
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025(c)	3,391	$4,747
Commercial Services - 0.01%
Moneylion, Inc., Exercise Price $11.50, Expires 06/01/2027	440	348
Healthcare - Services - 0.00%(e)
UpHealth, Inc., Exercise Price $11.50, Expires 07/01/2024	117	56
TOTAL WARRANTS (Cost $0)		5,151
PRIVATE INVESTMENTS(b)(c)(f)(g) - 0.13%
Fast Capital LLC	400	400
Fuse LLC	1,100	3,380
Fuse Sponsor Capital, Z2 Shares	110	446
TOTAL PRIVATE INVESTMENTS (Cost $1,530)		4,226

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 1.01%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	0.026	%(h)	17,150	$17,150
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.063	%(h)	17,150	17,150
				34,300
TOTAL SHORT-TERM INVESTMENTS (Cost $34,300)				34,300
Total Investments - 99.42% (Cost $3,324,911)				3,386,116
Other Assets in Excess of Liabilities - 0.58%(i)				19,856
NET ASSETS - 100.00%				$3,405,972

Portfolio Footnotes

(a)  Security, or a portion of security, is being held as collateral for short sales or forward foreign currency exchange contracts. At November 30, 2021, the aggregate fair market value of those securities was $2,119,459, representing 62.23% of net assets.

(b)  Non-income-producing security.

(c)  Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $115,670 or 3.40% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost ($)
Bakkt Holdings, Inc.	10/06/2021	24,900
Fast Capital LLC	08/18/2020	414
Fuse LLC	06/19/2020	1,014
Fuse Sponsor Capital, Z2 Shares	06/19/2020	102
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025	04/28/2021	—
Moneylion, Inc.	09/14/2021	97,945
Stryve Foods, Inc.	07/09/2021	41,980
UpHealth, Inc.	05/25/2021	11,760
Total		178,115

(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2021, these securities had a total value of $196,246 or 5.76% of net assets.

(e)  Less than 0.005% of net assets.

(f)  Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

(g)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of November 30, 2021, the total fair market value of these securities was $4,226, representing 0.12% of net assets.

(h)  Rate shown is the 7-day effective yield as of November 30, 2021.

(i)  Includes cash held as collateral for short sales and written option contracts.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (4.34%)
Diversified Financial Services - (0.87%)
Raymond James Financial, Inc.	(300)	$(29,487)
Insurance - (3.47%)
Aon Plc, Class A	(400)	(118,308)
TOTAL COMMON STOCKS (Proceeds $151,476)		(147,795)
TOTAL SECURITIES SOLD SHORT (Proceeds $151,476)		$(147,795)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	Advanced Micro Devices, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	10/06/2023	$—	$—	$—	USD	348,414	$—
Morgan Stanley & Co./ Monthly	Apollo Global Management, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	10/06/2023	—	—	—	USD	102,419	—
Morgan Stanley & Co./ Monthly	Canadian Pacific Railway Ltd.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	10/06/2023	—	—	—	USD	91,179	—

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	II-VI, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	10/06/2023	$—	$—	$—	USD	24,824	$—
Morgan Stanley & Co./ Monthly	Invesco QQQ Trust Series 1	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	10/06/2023	—	—	—	USD	78,764	—
Morgan Stanley & Co./ Monthly	VanEck Semiconductor ETF	Received 1 Month- Federal Rate Minus 133 bps (-1.250%)	10/06/2023	—	—	—	USD	60,980	—
Morgan Stanley & Co./ Monthly	S&P Global, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	10/06/2023	—	—	—	USD	226,042	—
Morgan Stanley & Co./ Monthly	SPDR S&P 500 ETF Trust	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	10/06/2023	—	—	—	USD	91,112	—
						$—			$—

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	5,740	USD	4,479	Morgan Stanley & Co.	12/15/2021	$14
USD	158,342	CAD	199,690	Morgan Stanley & Co.	12/15/2021	2,004
						$2,018
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	76,620	USD	61,075	Morgan Stanley & Co.	12/15/2021	$(1,087)
USD	48,798	CAD	62,360	Morgan Stanley & Co.	12/15/2021	(24)
						$(1,111)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United Kingdom	11.54%
Canada	4.07%
Bermuda	3.53%
Sweden	1.07%
Italy	1.02%
Republic of Korea	0.53%
United States	77.66%
Other Assets in Excess of Liabilities	0.58%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

Plc - Public Limited Company

S&P - Standard & Poor's

SPDR - Standard & Poor's Depositary Receipt

USD - United States Dollar

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

The following table summarizes AltShares Event-Driven ETF's investments and derivative financial instruments categorized in the fair value hierarchy as of November 30, 2021:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$3,146,193	$—	$—	$3,146,193
Convertible Corporate Bonds**	—	196,246	—	196,246
Warrants	5,151	—	—	5,151
Private Investments	—	—	4,226	4,226
Short-Term Investments	34,300	—	—	34,300
TOTAL	$3,185,644	$196,246	$4,226	$3,386,116
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$2,018	$—	$2,018
Equity Swaps	0	—	—	0
Liabilities
Common Stocks**	(147,795)	—	—	(147,795)
Forward Foreign Currency Exchange Contracts	—	(1,111)	—	(1,111)
TOTAL	$(147,795)	$907	$—	$(146,888)

*  Refer to footnote 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2021:

Investments in Securities	Balance as of May 31, 2021	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2021	Net change in Unrealized Appreciation (Depreciation) from investments still held as of November 30, 2021
Common Stock	$—	$—	$41	$77,099	$(77,140)	$—	$—	$—	$—
Convertible Corporate Bonds	156,815	—	7,900	—	—	—	(164,715)	—	—
Private Investments	1,500	—	2,697	29	—	—	—	4,226	2,697
Total	$158,315	$—	$10,638	$77,128	$(77,140)	$—	$(164,715)	$4,226	$2,697

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of November 30, 2021:

Investments in Securities	Fair Value at November 30, 2021	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Private Investments	$4,226	Cost, Model Driven	Cost, Model Price	$1, $3.07 - $4.05	$1, $3.19

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

  Statement of Assets and Liabilities

November 30, 2021 (Unaudited)

	AltShares Merger Arbitrage ETF	AltShares Event-Driven ETF(a)
ASSETS
Investments:
At cost of investments	$8,266,405	$3,324,911
At fair value of investments (Note 2)	$8,261,906	$3,386,116
Cash	5	—
Cash denominated in foreign currency (Cost $264 and $0)	264	—
Deposits with brokers for securities sold short (Note 2)	—	148,894
Segregated cash for collateral (Note 2)	87,680	1,407
Receivable for investment securities sold	313,364	106,467
Unrealized appreciation on forward foreign currency exchange contracts (Note 9)	43,110	2,018
Dividends and interest receivable	249	6,823
Total Assets	8,706,578	3,651,725
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $0 and $151,476)	—	147,795
Payable for investment securities purchased	—	78,944
Unrealized depreciation on forward foreign currency exchange contracts (Note 9)	19,036	1,111
Payable to Adviser (Note 5)	5,167	3,600
Dividends payable on securities sold short	1,932	—
Payable to Administrator	—	1,323
Payable to Transfer Agent	—	103
Payable to Custodian	—	2,920
Interest expense payable	5	32
Payable for swap reset	2,012	553
Legal fees payable	—	5,959
Chief Compliance Officer Fees payable	—	59
Other accrued expenses and liabilities	—	3,354
Total Liabilities	28,152	245,753
NET ASSETS	$8,678,426	$3,405,972
NET ASSETS CONSIST OF:
Paid-in capital	$8,415,114	$3,638,208
Distributable earnings (Accumulated loss)	263,312	(232,236)
NET ASSETS	$8,678,426	$3,405,972
PRICING OF SHARES:
Net assets	$8,678,426	$3,405,972
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	334,000	339,320
Net asset value per share	$25.98	$10.04

(a)  The Fund has adopted the performance history and assumed the financial information of its Predecessor Mutual Fund, the Water Island Long/Short Fund. The financial information shown is for the Predecessor Mutual Fund for the periods prior to September 20, 2021, the inception date of the Fund. (Note 1)

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

  Statement of Operations

For the Six Months Ended November 30, 2021 (Unaudited)

	AltShares Merger Arbitrage ETF	AltShares Event-Driven ETF(a)
INVESTMENT INCOME
Dividend income	$33,661	$25,283
Foreign taxes withheld on dividends	(458)	(266)
Interest income	—	6,719
Total Investment Income	33,203	31,736
EXPENSES
Investment advisory fees (Note 5)	28,474	22,209
Administrative fees	—	7,913
Chief Compliance Officer fees	—	41
Trustees' fees	—	1,425
Dividend expense	1,984	1,367
Interest rebate expense	81	2,135
Transfer agent fees	—	684
Custodian and bank service fees	—	10,663
Registration and filing fees	—	26,100
Printing of shareholder reports	—	1,868
Professional fees	—	3,110
Line of credit interest expense	—	1,166
Insurance expense	—	53
Chief Financial Officer fees	—	2,115
Other expenses	—	3,461
Total Expenses	30,539	84,310
Fees waived and/or reimbursed by the Adviser (Note 5)	—	(55,408)
Net Expenses	30,539	28,902
NET INVESTMENT INCOME	2,664	2,834
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investments	320,640	(13,780)
Purchased option contracts	—	4,367
Swap contracts	(47,682)	(246,275)
Securities sold short	39,308	(14,581)
Written option contracts	—	(119)
Forward currency contracts	6,452	2,493
Foreign currency transactions (Note 9)	(1,883)	(375)
Net change in unrealized appreciation (depreciation) on:
Investments	(287,054)	(29,237)
Securities sold short	(23,955)	36,240
Foreign currency transactions (Note 9)	12	(107)
Purchased option contracts	—	2,083
Forward currency contracts	48,638	1,199
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES	54,476	(258,092)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,140	$(255,258)

(a)  The Fund has adopted the performance history and assumed the financial information of its Predecessor Mutual Fund, the Water Island Long/Short Fund. The financial information shown is for the Predecessor Mutual Fund for the periods prior to September 20, 2021, the inception date of the Fund. (Note 1)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

  Statement of Changes in Net Assets

	AltShares Merger Arbitrage ETF		AltShares Event-Driven ETF
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)(a)	Year Ended May 31, 2021(a)
FROM OPERATIONS
Net investment income (loss)	$2,664	$(8,748)	$2,834	$(49,945)
Net realized gains (losses) from:
Investments	320,640	1,247,953	(13,780)	1,234,358
Purchased option contracts	—	—	4,367	(67,328)
Swap contracts	(47,682)	(550,432)	(246,275)	(23,825)
Securities sold short	39,308	(499,948)	(14,581)	(275,252)
Written option contracts	—	—	(119)	37,620
Forward currency contracts	6,452	(16,159)	2,493	(9,131)
Foreign currency transactions	(1,883)	385	(375)	(171)
Net change in unrealized appreciation (depreciation) on:
Investments	(287,054)	226,279	(29,237)	8,952
Securities sold short	(23,955)	84,207	36,240	528
Foreign currency transactions	12	(57)	(107)	56
Purchased option contracts	—	—	2,083	(3,306)
Written option contracts	—	—	—	(6,551)
Forward currency contracts	48,638	(22,553)	1,199	(1,576)
Net increase (decrease) in net assets resulting from operations	57,140	460,927	(255,258)	844,429
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	—	(184,401)	(644,809)	—
Distributions from distributable earnings, Class R	—	—	—	(1,319	)(b)
Distributions from distributable earnings, Class I	—	—	—	(247,223)
Decrease in net assets from distributions to shareholders	—	(184,401)	(644,809)	(248,542)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 8):
Proceeds from shares sold	3,092,914	2,510,033	138,495	1,064,932
Shares issued in reinvestment of distributions	—	—	644,808	248,542
Payments for shares redeemed	(1,026,688)	—	(176,686)	(130,308)
Net increase (decrease) in net assets from capital share transactions	2,066,226	2,510,033	606,617	1,183,166
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,123,366	2,786,559	(293,450)	1,779,053

See Notes to Financial Statements.

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  Statement of Changes in Net Assets (continued)

	AltShares Merger Arbitrage ETF		AltShares Event-Driven ETF
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)(a)	Year Ended May 31, 2021(a)
NET ASSETS
Beginning of period	$6,555,060	$3,768,501	$3,699,422	$1,920,369
End of period	$8,678,426	$6,555,060	$3,405,972	$3,699,422

(a)  The Fund has adopted the performance history and assumed the financial information of its Predecessor Mutual Fund, the Water Island Long/Short Fund. The financial information shown is for the Predecessor Mutual Fund for the periods prior to September 20, 2021, the inception date of the Fund. (Note 1)

(b)  Effective May 25, 2021, Class R shares of the Predecessor Mutual Fund, the Water Island Long/Short Fund, were liquidated.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

AltShares Merger Arbitrage ETF  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2021 (Unaudited)		Year Ended May 31, 2021	Period Ended May 31, 2020(a)
Net asset value, beginning of period	$25.81		$24.47	$25.00
Income (loss) from investment operations
Net investment income (loss)(b)	0.01		(0.04)	(0.01)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.16		2.11	(0.52)
Total from investment operations	0.17		2.07	(0.53)
Less distributions
From net realized gains	—		(0.73)	—
Total distributions	—		(0.73)	—
Net asset value, end of period	$25.98		$25.81	$24.47
Total return(c)	0.62	%(d)	8.55%	(2.12	)%(d)
Net assets, end of period (in 000s)	$8,678		$6,555	$3,769
RATIOS TO AVERAGE NET ASSETS:
Net expenses(f)	0.80	%(e)	0.86%	0.75	%(e)
Net investment income (loss)	0.07	%(e)	(0.14)%	(0.49	)%(e)
Portfolio turnover rate	213	%(d)	594%	22	%(d)

(a)  Commenced operations on May 7, 2020.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized.

(e)  Annualized.

(f)  Dividend expense totaled 0.05% (annualized), 0.03%, and 0.00% of average net assets for the six months ended November 30, 2021, the year ended May 31, 2021, and the period ended May 31, 2020, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.08%, and 0.00% of average net assets for the six months ended November 30, 2021, the year ended May 31, 2021, and the period ended May 31, 2020, respectively.

See Notes to Financial Statements.

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AltShares Event-Driven ETF   Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2021		Year Ended May 31,
	(Unaudited)(a)		2021(a)		2020(a)		2019(a)		2018(a)		2017(a)
Net asset value, beginning of period	$13.27		$10.45		$9.88		$10.12		$9.99		$9.31
Income (loss) from investment operations
Net investment income (loss)(b)	0.01		(0.22)		0.30		0.01		(0.02)		(0.18	)(c)
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.83)		4.32		0.47		(0.05)		0.15		0.86
Total from investment operations	(0.82)		4.10		0.77		(0.04)		0.13		0.68
Less distributions
From net investment income	—		(0.45)		(0.06)		—		—		—
From net realized gains	(2.41)		(0.83)		(0.14)		(0.20)		—		—
Total distributions	(2.41)		(1.28)		(0.20)		(0.20)		—		—
Net asset value, end of period	$10.04		$13.27		$10.45		$9.88		$10.12		$9.99
Total return(d)	(6.92	)%(f)	40.98	%(e)	7.84	%(e)	(0.29	)%(e)	1.30	%(e)	7.30	%(e)
Net assets, end of period (in 000s)	$3,406		$3,699		$1,909		$2,344		$2,177		$2,048
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	4.75	%(h)	6.88%		12.53%		11.44%		12.27%		15.60	%(c)
Net expenses after advisory fees waived and expenses reimbursed(g)(i)	1.63	%(h)	2.30%		1.66%		2.18%		2.10%		2.41%
Net investment income (loss)	0.16	%(h)	(1.79)%		2.97%		0.12%		(0.22)%		(1.88	)%(c)
Portfolio turnover rate	95	%(f)	329%		577%		528%		520%		449%

(a)  The Fund has adopted the performance history and assumed the financial information of its Predecessor Mutual Fund, the Water Island Long/Short Fund. The financial information shown is for the Predecessor Mutual Fund for the periods prior to September 20, 2021, the inception date of the Fund. (Note 1)

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to $0.01 per share and 0.08% of average net assets.

(d)  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Not annualized.

(g)  Dividend expense totaled 0.08% (annualized), 0.09%, 0.21%, 0.74%, 0.66%, and 0.84% of average net assets for the six months ended November 30, 2021 and the years ended May 31, 2021, 2020, 2019, 2018, and 2017, respectively. Interest rebate expense and line of credit interest expense totaled 0.19% (annualized), 0.77%, 0.01%, 0.00%, 0.00%, and 0.13% of average net assets for the six months ended November 30, 2021 and the years ended May 31, 2021, 2020, 2019, 2018, and 2017, respectively.

(h)  Annualized.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.36% (annualized), 1.44%, 1.44%, 1.44%, 1.44%, and 1.44% of average net assets for the six months ended November 30, 2021 and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

AltShares Trust ETF Funds  Notes to Financial Statements

November 30, 2021

1. ORGANIZATION

The AltShares Trust (the "Trust") is a Delaware statutory trust which was organized on June 6, 2019 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objective and policies. The two series presently authorized are the AltShares Merger Arbitrage ETF (the "Merger Arbitrage ETF") and the AltShares Event-Driven ETF (the "Event-Driven ETF"), each a "Fund" and collectively the "Funds". The Merger Arbitrage ETF commenced operations on May 7, 2020. The investment objective of the Merger Arbitrage ETF is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of its underlying index, the Water Island Merger Arbitrage USD Hedged Index (the "Underlying Index"). The Event-Driven ETF commenced operations on September 20, 2021. The investment objective of the Event-Driven ETF is to seek to achieve capital appreciation over a full market cycle with lower volatility than the broad equity market. The Event-Driven ETF is the successor fund to the Water Island Long/Short Fund (the "Predecessor Mutual Fund") an open-end mutual fund (incepted December 31, 2014) that was a series of The Arbitrage Funds, a registered investment company advised by Water Island Capital, LLC. Effective as of the close of business on September 17, 2021, the Event-Driven ETF acquired the assets and assumed the liabilities, obligations, and the performance, financial, and other historical information of the Predecessor Mutual Fund. Historical information presented for the Event-Driven ETF is based on Class I of the Predecessor Mutual Fund. Water Island Capital, LLC acts as the Funds' investment adviser (the "Adviser"). The Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with the Funds' objectives, policies, and restrictions, subject to the authority of and supervision by the Trust's Board of Trustee's (the "Board"). The Adviser continuously reviews, supervises, and administers the Funds' investment programs.

Each Fund is a non-diversified exchange-traded fund ("ETF"). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. The Merger Arbitrage ETF is passively managed and the Event-Driven ETF is actively managed. Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the "NYSE"). Market price for the shares may be different from the net asset value ("NAV"). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 10,000 shares, called "Creation Units." Creation Units are issued and redeemed principally in-kind for securities included in a specified universe, with cash included to balance to the Creation Unit total. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Funds' distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load and no deferred sales charge. A purchase (i.e., creation) or redemption transaction fee is imposed for the transfer

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2021

and other transaction costs associated with the purchase or redemption of Creation Units. The standard fixed creation transaction fee for each Fund is $250. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with such cash transactions. Variable fees received by the Funds are displayed in the capital shares transaction section of the Statement of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The Funds are considered investment companies for financial reporting purposes under GAAP and Accounting Standards Codification Topic 946 — Financial Services — Investment Companies.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform, which provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions which are affected by reference rate reform if certain criteria are met. Such provisions are elective and apply to all entities as of March 12, 2020 through December 31, 2022, subject to meeting certain criteria, that have transactions that reference LIBOR (London Interbank Offered Rate) or another reference rate that are discontinued because of reference rate reform. ASU 2020-04 had no impact on the Funds during the current reporting period.

In July 2017, the Financial Conduct Authority, the United Kingdom's financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide quotations needed to sustain the LIBOR rate, which means that the LIBOR rate may no longer be published after 2021. The elimination of London Inter-Bank Offered Rate (LIBOR), among other "inter-bank offered" reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority and the ICE Benchmark Administration have announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It's possible that a subset of LIBOR settings will be published after these dates on a "synthetic" basis, but any such publications would be considered non-representative of the underlying market. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted, and market practices become settled. Alternatives to LIBOR have been established or are in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds' portfolio securities are valued as of the close of trading of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern standard time). Common stocks, mutual funds and other securities, including open short positions that are traded on a

Semi-Annual Report | November 30, 2021

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2021

securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Redeemable securities issued by open-end investment companies are valued at the investment company's respective net asset value, with the exception of exchange-traded open-end investment companies, which are priced as common stocks. Market quotations of foreign securities from the principal markets in which they trade may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the NYSE. If a significant event that affects the valuation of a foreign security occurs between the close of a foreign security's primary exchange and the time the Funds calculate the NAV, the Funds will fair value the foreign security to account for this discrepancy. Securities which are listed on an exchange but which are not traded on the valuation date will be valued at last bid if held long, and last ask if held short. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and ask prices. When there is no bid price available, put and call options will typically be valued at zero. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Debt securities are priced based upon an evaluated bid provided by independent, third-party pricing agents. if available. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Single name swap agreements are valued based on the underlying terms of the agreement. Other swap agreements (such as baskets of securities) are valued daily based on the terms of the swap agreement as provided by an independent third party or the counterparty. If a third-party valuation is not available, these other swap agreements are valued based on the valuation provided by the counterparty.

Other assets and securities for which no quotations are readily available are valued at fair value using methods determined in good faith by the Pricing Committee, which is under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has been acquired through completion of a merger/tender or the security's primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2021

date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period November 30, 2021, there were no significant changes to the Funds' fair value methodologies. Transfers for Level 3 securities, if any, are shown as part of the leveling table in the Funds' Portfolio of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Unfunded Commitments — The Merger Arbitrage ETF and the Event-Driven ETF invest in private investment in public entity (PIPE) agreements with sponsors of special purpose acquisition companies (SPACs). The Funds expect to fulfill these unfunded commitments through the use of liquid investments. As of November 30, 2021, the Event-Driven ETF's unfunded commitments are as follows:

Fund	Issuer	Shares	Unfunded Commitment Amount	Unfunded Commitment Value	Unrealized Appreciation/ Depreciation
Event-Driven ETF	Fast Acquisition Corp.	4,065	$40,650	$40,650	$0

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Semi-Annual Report | November 30, 2021

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2021

Short Positions — The Funds may sell securities short for economic hedging purposes. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Funds are liable for any dividends and interest payable on securities while those securities are in a short position. The Funds are charged an interest rebate expense by the prime broker on securities sold short. The interest rebate expense is charged for the duration of time that a security is sold short and is shown on the Statement of Operations.

Collateral — The Funds maintain a margin account with a broker that is used to hold proceeds received from short sales as well as daily mark-to-market adjustments. The balance is shown in the Statement of Assets and Liabilities as 'Deposits with brokers for securities sold short'. Further, both short sales and swap contracts require the Funds to maintain additional collateral with the broker/counterparty and to pledge assets or cash which is held in a segregated tri-party account. Securities pledged as collateral are designated in the Schedule of Investments and cash collateral as 'Segregated cash for collateral' in the Statement of Assets and Liabilities.

Derivative Instruments and Hedging Activities — The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds' investment objectives not only permit the Funds to purchase investment securities, but they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, swap contracts, forward foreign currency exchange contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment; they can focus exposure on only certain selected risk factors; and they may not require the ultimate receipt or delivery of the underlying security (or securities) to satisfy the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors. The Funds may, but are not required to, seek to reduce their currency risk by hedging part or all of its exposure to various foreign currencies.

Market Risk Factors — In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Investments in securities issued by small and medium capitalization companies tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. To the extent the Funds invest in securities of small and medium capitalization companies, they may be more vulnerable to adverse business events than larger, more established companies.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2021

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Credit Risk: Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

The extent of the impact of the novel coronavirus ("COVID-19") outbreak on the financial performance of the Funds continues to depend on future developments, including duration and spread of the outbreak, related advisories and restrictions, and the impact of COVID-19 on the financial markets and the overall economy, all of which are highly uncertain and cannot be predicted. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. These disruptions could prevent the Funds from executing advantageous investment decisions in a timely manner and could negatively impact the Funds' ability to achieve their investment objectives. If the financial markets and/or the overall economy continue to be impacted for an extended period of time, the Funds' results of operations may be materially adversely affected.

Risk of Investing in Derivatives — The Funds' use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds' performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative instruments and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market or otherwise close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty to a transaction will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by derivative type in the notes that follow.

Tracking Error Risk — As a passively managed Fund, the Merger Arbitrage ETF seeks to track the performance of its respective Underlying Index, although it may not be successful in doing so. The divergence between the performance of the Fund and the Underlying Index, positive or negative, is called "tracking error." Tracking error can be caused by many factors and it may be significant.

Semi-Annual Report | November 30, 2021

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2021

Shares of the Funds May Trade at Prices Other Than NAV — Shares of the Funds may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Funds will approximate the Funds' NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the Funds in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of Fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.

Please refer to each Fund's prospectus for a more complete description of the principal risks of investing in the Funds.

Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds' foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds' securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Foreign currency exchange contracts held by the Funds at November 30, 2021 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2021, the Funds entered into foreign currency exchange contracts to hedge currency risk.

Warrants/Rights — The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. The Funds typically use warrants and rights to adjust risk and return of their overall investment positions. Risks associated with the use of warrants and rights arise from the potential inability to enter into trading transactions because of an illiquid secondary market and from unexpected movements in security values. Warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than other types of derivatives. In addition, the terms of warrants or rights may limit the Funds' ability to exercise the warrants or rights at such times and in such quantities as the Funds would otherwise wish. Warrants and rights generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Warrants and rights held by the Funds at November 30, 2021 are disclosed in the Portfolio of Investments.

Swaps — The Funds may enter into interest rate, index, equity, total return and credit default swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Funds than if the Funds had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange ("centrally cleared swaps") or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2021

interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Funds' counterparty on the swap agreement becomes the CCP.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to the Funds' portfolio because, in addition to its total net assets, the Funds would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually an identified reference rate such as the Secured Overnight Financing Rate ("SOFR") or the Federal Funds Rate, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to the Funds thereunder. Swap agreements also entail the risk that the Funds will not be able to meet their obligation to the counterparty. Generally, the Funds will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Funds receiving or paying, as the case may be, only the net amount of the two payments).

The Funds will typically enter into agreements based on either long or short exposure to underlying equities. To help mitigate against default risk by the counterparty these agreements are reset monthly, with cashflows exchanged based on the change in the value of the underlying equity from either the opening price or the last reset price, netted against the interest leg of the swap.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Funds' current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Funds' current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Funds), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of the Funds' portfolios. Any net amount accrued but not yet paid to the Funds by the counterparty under a swap agreement (i.e., the Funds' current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Funds. The Funds' maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Funds' investment restriction concerning senior securities.

Whether the Funds' use of swap agreements will be successful in furthering their investment objectives will depend on the Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments.

Semi-Annual Report | November 30, 2021

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2021

Moreover, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, the Funds that have entered into centrally cleared swaps are subject to the risk of the failure of the CCP. The Funds will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the "Code"), may limit the Funds' ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect the Funds' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") govern over-the-counter financial derivative transactions entered into by the Funds and counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Swap agreements held by the Funds at November 30, 2021 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2021, the Funds entered into swap agreements to invest outside the U.S. more efficiently and to hedge positions within the U.S.

Fair Value and Activity of Derivative Instruments — Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Funds or any counterparty on the Statement of Assets and Liabilities. The fair value of derivative instruments for the Funds as of November 30, 2021, was as follows:

Merger Arbitrage ETF

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$43,110	Unrealized depreciation on forward foreign currency exchange contracts	$19,036
		$43,110		$19,036

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2021

Event-Driven ETF

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$2,018	Unrealized depreciation on forward foreign currency exchange contracts	$1,111
		$2,018		$1,111

The effect of derivative instruments on the Funds' Statement of Operations for the six months ended November 30, 2021, was as follows:

Merger Arbitrage ETF

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$6,452	$48,638
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	(47,682)	—
		$(41,230)	$48,638

Event-Driven ETF

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$2,493	$1,199

Semi-Annual Report | November 30, 2021

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2021

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	$(246,275)	$—
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	4,367	2,083
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	(119)	—
		$(239,534)	$3,282

Volume of derivative instruments held by the Funds during the six months ended November 30, 2021, was as follows:

Merger Arbitrage ETF

Derivative Type	Unit of Measurement	Monthly Average
Swap Contracts	Notional Quantity	$4,259,596
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(727,804)

Event-Driven ETF

Derivative Type	Unit of Measurement	Monthly Average
Swap Contracts	Notional Quantity	$1,318,383
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(86,671)
Purchased Option Contracts	Contracts	1
Written Option Contracts	Contracts	2

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The Funds held financial instruments such as equity swaps that are subject to enforceable netting arrangements or other similar agreements as of November 30, 2021. All other derivative contracts

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2021

held by the Funds were not subject to netting agreements. At November 30, 2021, there was no unrealized appreciation or depreciation on these instruments held by the Funds.

Investment Income — Interest income, adjusted for amortization of premium and accretion of discount, if any, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, net of any non-reclaimable tax withholdings. Distributions from real estate investment trusts ("REITs") may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes when information is not available.

Dividends and Distributions to Shareholders — Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Funds. Dividends arising from net investment income, if any, are declared daily and paid monthly, and net capital gain distributions, if any, are declared and paid at least annually to shareholders.

Cash — The Funds may invest a portion of their assets in cash or cash items. These cash items and other high-quality debt securities may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers' acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments. As of November 30, 2021, cash held by the Funds represented cash held at a third-party custodian.

Federal Income Tax — It is the Funds' policy to continue to comply with the special provisions of Subchapter M of the Code, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a fund so qualifies and distributes at least 90% of its taxable net income, a fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

As of and during the six months ended November 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and, if applicable, penalties for any uncertain tax positions. Interest and penalty expense will be recorded as a component of interest or other tax expense. No interest or penalties were recorded during the six months ended November 30, 2021. The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT TRANSACTIONS

During the six months ended November 30, 2021, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, U.S. government securities, equity swap contracts, purchased and written option contracts and securities sold short, were as follows:

	Merger Arbitrage ETF	Event-Driven ETF
Purchases	$18,301,436	$3,621,976
Sales and Maturities	15,201,734	4,677,058

Semi-Annual Report | November 30, 2021

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2021

4. IN-KIND TRANSACTIONS

The consideration for the purchase of Creation Units of the Funds often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities held in each Fund's investment portfolio and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the Funds that will offset the transaction costs to the Funds of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the Funds. From time to time, the Adviser may cover the cost of any transaction fees when believed to be in the best interests of the Funds.

The in-kind transaction activity for the period ended November 30, 2021 was $2,771,938 of in-kind purchases of securities and $1,005,181 of in-kind sales of securities for the Merger Arbitrage ETF.

5. ADVISORY FEES

Investment Advisory Agreement

The Funds' investments are managed by the Adviser according to the terms of Investment Advisory Agreement. Under the Investment Advisory Agreement between the Adviser and the Funds, each Fund pays the Adviser an annual advisory fee based on its average daily net assets for the services and facilities the Adviser provides, payable at the annual rates set forth below:

Fund	Advisory Fee
Merger Arbitrage ETF	0.75%
Event-Driven ETF	1.25%

The Adviser agrees to pay all expenses of the Trust, except for the (i) the compensation payable to the Adviser under the Investment Advisory Agreement, (ii) payments under a Fund's Rule 12b-1 plan, if applicable, (iii) brokerage and similar portfolio management expenses, (iv) acquired fund fees and expenses, (v) liquidation or termination expenses, (vi) taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes), (vii) interest (including borrowing costs and dividend interest expenses on securities sold short), and (viii) any securities-lending related fees and expenses, and (ix) litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto).

6. ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR

State Street Bank and Trust Company ("State Street") serves as Administrator for the Trust pursuant to an administration agreement ("Administration Agreement"). Under the Administration Agreement, State Street is responsible for certain administrative services associated with day-to-day operations of each Fund. State Street also serves as Custodian for the Funds pursuant to a custodian agreement ("Custodian Agreement"). As Custodian, State Street holds the Funds' assets and, as Fund Accounting Agent, calculates the net asset value of the Funds. State Street acts as a transfer agent for the Funds' authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly to State Street by the Adviser.

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2021

Foreside Financial Services, LLC (the "Distributor") serves as the Funds' distributor pursuant to a distribution agreement. The Adviser has agreed to compensate the Distributor to the extent that the Funds are not authorized to so compensate the Distributor.

7. RELATED PARTIES

As of November 30, 2021, the officers of the Trust were also employees of the Adviser.

8. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statement of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Six Months Ended November 30, 2021 (Unaudited)		Year Ended May 31, 2021
Merger Arbitrage ETF	Shares	Value	Shares	Value
Proceeds from shares sold	120,000	$3,092,914	100,000	$2,510,033
Payments for shares redeemed	(40,000)	(1,026,688)	—	—
Net increase	80,000	$2,066,226	100,000	$2,510,033
	Six Months Ended November 30, 2021 (Unaudited)(a)		Year Ended May 31, 2021(a)
Event-Driven ETF	Shares	Value	Shares	Value
Proceeds from shares sold	12,649	$138,495	—	$—
Shares issued in reinvestment of distributions	61,822	644,808	—	—
Payments for shares redeemed	(13,862)	(176,686)	—	—
Net increase	60,609	$606,617	—	$—
Class R
Shares issued in reinvestment of distributions	—	$—	112	$1,319
Payments for shares redeemed	—	—	(1,161)	(15,292)
Net decrease	—	$—	(1,049)	$(13,973)
Class I
Proceeds from shares sold	—	$—	83,622	$1,064,932
Shares issued in reinvestment of distributions	—	—	21,058	247,223
Payments for shares redeemed	—	—	(8,723)	(115,016)
Net increase	—	$—	95,957	$1,197,139

(a)  The Fund has adopted the performance history and assumed the financial information of its Predecessor Mutual Fund, the Water Island Long/Short Fund. The financial information shown is for the Predecessor Mutual Fund for the periods prior to September 20, 2021, the inception date of the Fund. (Note 1)

Semi-Annual Report | November 30, 2021

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2021

9. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the basis outlined below:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on security transactions; and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

10. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

11. FEDERAL TAX INFORMATION

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is each Fund's intention to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount of distributions from net investment income and net realized gains, if any, are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and permanent differences are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate in the period that the differences arise.

Permanent differences between the Funds' financial statements and income tax reporting requirements are primarily attributable to gains and losses on certain foreign currency related transactions, short sale related dividend expense, investments in passive foreign investment companies, investments in swaps, ordinary loss netting to reduce short-term capital gains, convertible bonds, corporate actions, non-deductible excise tax activity and partnership basis adjustments. These have no effect on the Funds' net assets or net asset value per share.

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2021

Fund	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Merger Arbitrage ETF	$4	$(4)
Event-Driven ETF*	—	—

*  Commenced operations on September 20, 2021.

The tax character of dividends and distributions declared and paid during the years ended May 31, 2021 and May 31, 2020 was as follows:

Fund	Year Ended	Ordinary Income	Long-Term Capital Gains*	Total Distributions
Merger Arbitrage ETF	5/31/2021	$184,401	$—	$184,401
	5/31/2020	—	—	—
Event-Driven ETF**	5/31/2021	$248,542	$—	$248,542
	5/31/2020	14,062	22,300	36,362

*  The Funds designate these distributions as long-term capital gains dividends per IRC code section 852(b)(3)(C).

**  Commenced operations on September 20, 2021. Figures shown represent the Predecessor Mutual Fund.

As of May 31, 2021, the components of distributable earnings on a tax basis were as follows:

	Merger Arbitrage ETF	Event-Driven ETF*
Undistributed ordinary income	$—	$626,510
Accumulated capital gains/losses	—	12,100
Unrealized appreciation/(depreciation)	255,302	29,221
Late year ordinary loss deferrals	(49,130)	—
Total distributable earnings (accumulated loss)	$206,172	$667,831

*  Commenced operations on September 20, 2021. Figures shown represent the Predecessor Mutual Fund.

As of November 30, 2021, the cost and aggregate gross unrealized appreciation/(depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Aggregate Cost of Investments for Income Tax Purposes
Merger Arbitrage ETF	$235,332	$(215,757)	$19,575	$8,266,405
Event-Driven ETF	293,148	(227,355)	65,793	3,173,435

The differences between book-basis and tax-basis net unrealized appreciation/(depreciation) for the Funds are attributable to wash sales, passive foreign investment companies and forward contracts mark to market.

Semi-Annual Report | November 30, 2021

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2021

Capital Losses — As of May 31, 2021, the Funds had no capital loss carryforwards which may reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Late Year Losses

The Merger Arbitrage ETF elected to defer to the period ending May 31, 2022 losses in the amount of $49,130.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized subsequent events relevant for financial statement disclosure.

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AltShares Trust ETF Funds  Disclosure of Fund Expenses

November 30, 2021 (Unaudited)

As a shareholder of a fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including advisory fees. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's cost in two ways:

Actual Fund Return. The section helps you to estimate the actual expenses after fee waivers, if any, that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

Hypothetical 5% Return. This section helps you compare your Fund's costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

Note: Because the return is set at 5% for comparison purposes – NOT your Fund's actual return – the account values shown may not apply to your specific investment.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semi-Annual Report | November 30, 2021

AltShares Trust ETF Funds  Disclosure of Fund Expenses (continued)

November 30, 2021 (Unaudited)

	Beginning Account Value 06/01/2021	Ending Account Value 11/30/2021	Expense Ratio(a)		Expenses Paid During Period
AltShares Merger Arbitrage ETF
Actual	$1,000.00	$1,006.20	0.80	%(b)	$4.02
Hypothetical (5% return before expenses)	$1,000.00	$1,021.06	0.80	%(b)	$4.05

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  The Adviser agrees to pay all expenses of the Trust, except for the (i) the compensation payable to the Adviser under the Investment Advisory Agreement, (ii) payments under the Fund's Rule 12b-1 plan, if applicable, (iii) brokerage and similar portfolio management expenses, (iv) acquired fund fees and expenses, (v) liquidation or termination expenses, (vi) taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes), (vii) interest (including borrowing costs and dividend interest expenses on securities sold short), and (viii) any securities-lending related fees and expenses, and (ix) litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).

	Beginning Account Value 06/01/2021	Ending Account Value 11/30/2021	Expense Ratio(a)		Expenses Paid During Period
AltShares Event-Driven ETF(b)
Actual	$1,000.00	$930.80	1.63	%(c)	$7.89
Hypothetical (5% return before expenses)	$1,000.00	$1,016.90	1.63	%(c)	$8.24

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  The Fund commenced operations on September 20, 2021. Prior to September 20, 2021, the Fund's shares were Class I shares of the Predecessor Mutual Fund. Actual expenses on this class are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days since the Fund commenced operations (183), then divided by 365.

(c)  The Adviser agrees to pay all expenses of the Trust, except for the (i) the compensation payable to the Adviser under the Investment Advisory Agreement, (ii) payments under the Fund's Rule 12b-1 plan, if applicable, (iii) brokerage and similar portfolio management expenses, (iv) acquired fund fees and expenses, (v) liquidation or termination expenses, (vi) taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes), (vii) interest (including borrowing costs and dividend interest expenses on securities sold short), and (viii) any securities-lending related fees and expenses, and (ix) litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).

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AltShares Trust ETF Funds  Additional Information

November 30, 2021 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-955-1607 or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Information regarding how the Funds (and, with respect to the Event-Driven ETF, the Predecessor Mutual Fund) voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling 1-855-955-1607 or on the SEC's website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Funds file a complete listing of their portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-PORT. The filings are available upon request by calling 1-855-955-1607. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov.

Semi-Annual Report | November 30, 2021

AltShares Trust

AltShares Merger Arbitrage ETF

AltShares Event-Driven ETF

303-623-2577

www.altsharesetfs.com

Adviser

Water Island Capital, LLC

41 Madison Avenue, 42nd Floor

New York, NY 10010

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Transfer Agent

State Street Bank and

Trust Company

1 Lincoln Street

Boston, MA 02111

Custodian

State Street Bank and

Trust Company

1 Lincoln Street

Boston, MA 02111

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(b) Not Applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within the most recent fiscal half-year of the filing date and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as exhibit Ex-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALTSHARES TRUST

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	February 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	February 3, 2022

By:	/s/ Jonathon Hickey
Jonathon Hickey
Chief Financial Officer (Principal Financial Officer)

Date:	February 3, 2022